1. Basis of Presentation: Reclassifications (Policies)	6 Months Ended
Jun. 30, 2012
Policies
Reclassifications

Reclassifications

Certain reclassifications have been made to conform prior periods’ presentation to the current presentation.  These reclassifications have no effect on the results of operations or stockholders’ equity (deficit).